DEBT - US Dollar Denominated Fixed Rate Debt Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016	Mar. 31, 2014
Debt Instrument [Line Items]
Long term debt	$ 1,244,459		$ 1,349,042	$ 1,244,459	$ 1,058,418
Convertible bond loss on extinguishment	$ 600		556	300
Amortization of purchase price adjustment			$ 10,019	$ 10,360
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate			3.07%				3.07%
Principal amount		$ 200,000					$ 200,000
Payment terms				5 years
Convertible conversion price (in dollars per share)	$ 88.15		$ 83.52	$ 88.15		$ 83.52
Long-term Debt assumed upon the Merger		$ 161,200
Convertible Bond Fair Value Price Upon Merger		80.60%
Purchase price adjustment		$ 38,800
Redemption price	97.96%
Long term debt			$ 31,800
Shares issued (in shares)			2,394,636	2,268,860
Debt repurchase	$ 9,400		$ 22,400	$ 9,400
Convertible bond loss on extinguishment			556	300
Amortization of purchase price adjustment			$ 10,019	$ 10,360	$ 9,500